Document and Entity Information	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-33852
Entity Registrant Name	VirnetX Holding Corporation
Entity Central Index Key	0001082324
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0390628
Entity Address, Address Line One	308 Dorla Court
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	775
Local Phone Number	548-1785
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	VHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false